Financial risk management (Schedule of detailed information about foreign exchange risk) (Details)	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash		$ 250,148		$ 125,705
Derivative liabilities		421,409		1,570,675
Warrant liabilities		753,660		1,087,997
Long-term loan		$ 46,621		$ 44,806	$ 43,254
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 232,612		$ 34,362
Other receivables	20,548		10,182
Trade payables and other liabilities	371,095		439,667
Convertible debentures	2,844,085		2,738,716
Debenture payable	52,031		52,031
Derivative liabilities	267,787		2,010,760
Warrant liabilities	1,056,434		1,514,051
Long-term loan	$ 65,351		$ 62,351